QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2013

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	COMMON STOCK	99.07%

	BELGIUM	2.63%
6,538	Anheuser-Busch Inbev Strip VVPR		$650,930

	DENMARK	4.43%
4,889	Novo Nordisk		830,027
6,947	Novozymes A/S Ser B		265,748

			1,095,775

	FRANCE	16.09%
3,616	Air Liquide Ord		503,715
33,166	Bureau Veritas SA		1,045,632
4,739	Essilor International		509,781
817	Hermes Inteernational SA		294,169
3,382	L’oreal Ord		580,946
3,427	Pernod Ricard Ord		425,637
3,908	Zodiac Aerospace		622,123

			3,982,003

	GERMANY	3.86%
6,561	SAP AG		485,343
13,746	Wirecard AG		470,294

			955,637

	GREAT BRITAIN	30.47%
99,295	Barratt Developments		495,702
24,876	British American tobacco		1,318,525
18,370	Countrywide PLC		156,015
26,969	Diageo PLC		857,285
35,458	Dominos Pizza Group Plc		334,984
37,928	Fresnillo Plc-W/I		596,995
63,149	HSBC Holdings PLC		683,833
2,283	Intertek Group PLC		122,060
16,929	Persimmon		297,412
2,578	Rangold Resources LTD		185,626
2,735	Randgold Resources LTD ADR		195,635
34,967	Rolls Royce Holdings Ord		629,015
19,359	Sabmiller PLC		984,451
28,430	Standard Chartered PLC		681,129
106,500	Trans Balkan Investments(1)		-

			7,538,667

	IRELAND	4.14%
6,514	Accenture PLC		479,691
6,797	Paddy Power PLC		544,923

			1,024,614

	ITALY	2.05%
9,531	Luxottica Group SPA		507,086

	NETHERLANDS	7.28%
4,719	Core Laboratories NV		798,502
25,791	Unilever NV Certificates		1,003,486

			1,801,988

	ROMANIA	0.00%
590,000	Romania Property Fund LT(1)		0

	RUSSIA	0.00%
1	Joint Stock company Open GDR		1

	SPAIN	1.13%
6,561	Grifols SA		279,745

	SWEDEN	3.59%
14,867	Elekta AB-B SHS		239,596
8,093	Indutrade AB		315,344
7,765	Svenska Handelsbanken-A		332,699

			887,639

	SWITZERLAND	18.97%
6,662	DKSH Holding Ltd		568,546
71	Lindt & Spruenglin		291,268
12,729	Nestle SA Cham ET Vevey		890,017
2,800	Novartis AG-REG		215,123
17,278	Reinet Investments SCA		331,980
1,420	Roche Holding AG-GENUSSC		382,863
275	SGS SA Reg D		656,340
66,345	UBS AG		1,356,823

			4,692,960

	UNITED STATES	4.42%
12,634	Philip Morris International		1,093,978

	Total Securities	99.07%	24,511,023
	Cash and Cash Equivalents	0.93%	230,127

	TOTAL INVESTMENTS	100.00%	$24,741,150

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1) - Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.00% of the Fund’s net assets at September 30, 2013.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3

			Significant
		Other Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks
Belgium	$650,930	$-	$-	$650,930
Denmark	1,095,775	-	-	1,095,775
France	3,982,003	-	-	3,982,003
Germany	955,637	-	-	955,637
Great Britain	7,538,667	-	0	7,538,667
Ireland	1,024,614	-	-	1,024,614
Italy	507,086	-	-	507,086
Netherlands	1,801,988	-	-	1,801,988
Romania	-	-	0	0
Russia	1	-	-	1
Spain	279,745	-	-	279,745
Sweden	887,639	-	-	887,639
Switzerland	4,692,960	-	-	4,692,960
United States	1,093,978	-	-	1,093,978

Total Common Stocks	$24,511,023	$0	$0	$24,511,023

The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance. Level 3 securities represented 0.00% as a percentage of Net Assets of the Fund. There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The World Funds, Inc.

By:/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:    November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:    November 27, 2013

By:    /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:    November 27, 2013